SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
China’s corporate income tax standard rate	25.00%	25.00%	25.00%
Income tax provision	25.00%	25.00%	25.00%
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
China’s corporate income tax standard rate		25.00%	25.00%	25.00%
(Loss)/profit before tax		$ 9,276	¥ 65,856	¥ (81,387)
Tax at the statutory tax rate		2,319	16,464	(20,347)
Impact of preferential tax rates		259	1,836	4,892
Non-taxable income		(1,256)	(8,912)	(19,633)
Non-deductible expense		88	622	1,098
Research and development super-deduction		(1,726)	(12,254)	(12,521)
Change of valuation allowance		(4,077)	(28,946)	62,439
Income tax expense/(benefit)		$ (4,393)	¥ (31,190)	¥ 15,928